Federated Hermes Michigan Intermediate Municipal Fund
(formerly, Federated Michigan Intermediate Municipal Trust)
Portfolio of Investments
November 30, 2020 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—95.6%
	Michigan—95.6%
$1,255,000	Ann Arbor, MI, LT GO Capital Improvement Bonds (Series 2019A), 4.000%, 5/1/2033	$1,526,017
1,000,000	Berkley, MI School District, School Building & Site UT GO Bonds (Series 2015), (Michigan School Bond Qualification and Loan Program GTD), 5.000%, 5/1/2030	1,198,220
500,000	Birmingham, MI Public Schools, 2020 UT GO School Building and Site and Refunding Bonds, 4.000%, 5/1/2023	544,460
410,000	Birmingham, MI Public Schools, School Building & Site UT GO Bonds (Series 2015), 5.000%, 5/1/2027	489,089
1,690,000	Bishop, MI International Airport Authority, Refunding LT GO (Series 2010A), (Assured Guaranty Municipal Corp. INS), 4.500%, 12/1/2023	1,695,121
500,000	Brighton, MI Area School District, UT GO 2020 School Building and Site and Refunding Bonds, (Michigan School Bond Qualification and Loan Program GTD), 5.000%, 5/1/2025	592,125
535,000	Byron Center, MI Public Schools, UT GO Refunding Bonds, (Michigan School Bond Qualification and Loan Program GTD), 5.000%, 5/1/2026	662,207
1,425,000	Calhoun County, MI Transportation Fund, Revenue Bonds, 4.000%, 11/1/2030	1,606,773
2,000,000	Dearborn, MI School District, UT GO School Building & Site Bonds (Series 2014A), (Michigan School Bond Qualification and Loan Program GTD), 5.000%, 5/1/2025	2,272,340
500,000	Detroit, MI Downtown Development Authority, Tax Increment Revenue Refunding Bonds (Catalyst Development Series 2018A), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2035	562,495
375,000	Downriver Utility Wastewater Authority, Sewer System Revenue Bonds (Series 2018), (Assured Guaranty Municipal Corp. INS), 5.000%, 4/1/2031	475,039
1,000,000	Genesee, MI Water Supply System, Revenue Refunding Bonds (Series 2014), (Build America Mutual Assurance INS), 5.000%, 11/1/2025	1,147,840
620,000	Grand Rapids, MI Public Schools, School Building & Site & Refunding UT GO Bonds (Series 2016), (Assured Guaranty Municipal Corp. INS), 5.000%, 5/1/2027	762,209
670,000	Grand Rapids, MI Public Schools, UT GO Refunding Bonds (Series 2017), (Assured Guaranty Municipal Corp. INS), 5.000%, 5/1/2027	854,565
1,000,000	Grand Rapids, MI Sanitary Sewer System, Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2034	1,208,720
2,000,000	Great Lakes, MI Water Authority (Great Lakes, MI Water Authority Sewage Disposal System), Senior Lien Revenue Refunding Bonds (Series 2018B), 5.000%, 7/1/2029	2,620,200
1,500,000	Holland, MI Electric Utility System, Revenue Bonds (Series 2014A), 4.000%, 7/1/2022	1,531,545
680,000	Kalamazoo, MI (Kalamazoo, MI Water Revenue), Water Supply System Revenue Bonds (Series 2020A), 5.000%, 9/1/2028	879,940
1,500,000	Kent Hospital Finance Authority, MI (Spectrum Health), Revenue Refunding Bonds (Series 2011A), 5.000%, 11/15/2022	1,561,425
1,000,000	Kentwood, MI Public Schools, UT GO School Building and Site Bonds (Series 2019 II), 5.000%, 5/1/2032	1,304,120
1,900,000	Lansing, MI Board of Water & Light, Utility System Revenue Bonds (Series 2011A), (United States Treasury PRF 7/1/2021@100), 5.000%, 7/1/2024	1,953,447
525,000	Lansing, MI Community College, College Building and Site Refunding Bonds (Series 2017), 5.000%, 5/1/2030	676,741
625,000	Lansing, MI, LT GO Refunding Bonds (Series 2020), (Assured Guaranty Municipal Corp. INS), 5.000%, 5/1/2025	747,375
1,445,000	Mason, MI Public School District, UT GO School Building and Site Bonds (Series 2018I), (Michigan School Bond Qualification and Loan Program GTD), 4.000%, 5/1/2032	1,713,091
1,000,000	Michigan Finance Authority Local Government Loan Program (Clean Water Revolving Fund), Revenue Refunding Bonds (Series 2018B), 5.000%, 10/1/2032	1,313,120
1,000,000	Michigan Public Power Agency, Combustion Turbine No. 1 Project Refunding Revenue Bonds (Series 2011A), (Assured Guaranty Municipal Corp. INS), 5.000%, 1/1/2022	1,003,760
500,000	Michigan State Building Authority, Facilities Program Revenue & Refunding Bonds (Series 2013 1-A), 5.000%, 10/15/2022	544,860
1,000,000	Michigan State Building Authority, Revenue Refunding Bonds (Series 2015I), 5.000%, 4/15/2027	1,222,300
500,000	Michigan State Building Authority, Revenue Refunding Bonds (Series 2020-I), 5.000%, 10/15/2027	648,760
1,000,000	Michigan State Comprehensive Transportation Fund, Refunding Revenue Bonds (Series 2015), 5.000%, 11/15/2026	1,175,470
500,000	Michigan State Finance Authority Revenue (Charter County of Wayne Criminal Justice Center Project), Senior Lien State Aid Revenue Bonds (Series 2018), 5.000%, 11/1/2033	637,795
2,000,000	Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-2), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2025	2,319,140

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$250,000	Michigan State Finance Authority Revenue (Mid Michigan Obligated Group), Hospital Revenue Refunding Bonds (Series 2014), (United States Treasury PRF 6/1/2024@100), 5.000%, 6/1/2026	$289,520
1,500,000	Michigan State Finance Authority Revenue (Public Lighting Authority ), Local Government Loan Program Revenue Bonds (Series 2014B), 5.000%, 7/1/2022	1,587,360
2,000,000	Michigan State Hospital Finance Authority (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 1999B-3), 4.000%, 11/15/2032	2,373,340
500,000	Michigan State Hospital Finance Authority (Henry Ford Health System, MI), Hospital Revenue Refunding Bonds (Series 2016), 5.000%, 11/15/2028	616,875
1,000,000	Michigan State Hospital Finance Authority (Trinity Healthcare Credit Group), Hospital Revenue & Refunding Bonds (Series 2015MI), 5.500%, 12/1/2026	1,218,830
250,000	Michigan State Hospital Finance Authority (Trinity Healthcare Credit Group), Revenue Refunding Bonds (Series 2017C), 5.000%, 12/1/2031	313,307
1,000,000	Michigan State Strategic Fund (Detroit Edison Co.), Limited Obligation Refunding Revenue Bonds, (AMBAC Financial Group, Inc. INS), 7.000%, 5/1/2021	1,027,650
500,000	Michigan State Trunk Line, State Trunk Line Fund Bonds (Series 2011), 5.000%, 11/15/2022	522,540
500,000	Michigan State Trunk Line, State Trunk Line Fund Bonds (Series 2011), 5.000%, 11/15/2023	522,390
1,000,000	Michigan State Trunk Line, State Trunk Line Fund Refunding Bonds (Series 2020B), 5.000%, 11/15/2027	1,305,040
1,250,000	Michigan State University Board of Trustees, General Revenue Bonds (Series 2019B), 5.000%, 2/15/2034	1,604,262
1,000,000	Michigan Strategic Fund (Consumers Energy), Variable Rate Limited Obligation Revenue Bonds (Series 2019) TOBs, 1.800%, Mandatory Tender 10/1/2024	1,041,380
2,000,000	Michigan Strategic Fund (I-75 Improvement Project), Limited Obligation Revenue Bonds (Series 2018), 5.000%, 6/30/2030	2,484,460
1,000,000	Michigan Strategic Fund (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.250%, 10/15/2022	1,041,420
500,000	Michigan Strategic Fund (United Methodist Retirement Community, Inc.), Limited Obligation Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2034	557,645
250,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 5.000%, 6/1/2025	301,330
500,000	Northview Michigan Public School District, UT GO Refunding Bonds, (Michigan School Bond Qualification and Loan Program GTD), 5.000%, 11/1/2025	608,050
500,000	Oakland-Macomb Interceptor Drain Drainage District, LTGO Bonds (Series 2020A), 5.000%, 7/1/2025	606,025
1,855,000	Orchard View, MI Schools, UT GO Bonds, (United States Treasury PRF 5/1/2021@100), 4.000%, 5/1/2022	1,884,383
1,000,000	Roseville, MI Community Schools, UT GO 2018 School Building and Site Bonds, (Michigan School Bond Qualification and Loan Program GTD), 5.000%, 5/1/2031	1,283,110
1,000,000	Royal Oak, MI Hospital Finance Authority (Beaumont Health Credit Group), Hospital Revenue Refunding Bonds (Series 2014D), 5.000%, 9/1/2023	1,122,080
1,670,000	Saginaw, MI Water Supply System, Revenue Bonds (Series 2011A), (Assured Guaranty Municipal Corp. INS), 4.750%, 7/1/2025	1,718,764
1,000,000	Saline, MI Area Schools, UT GO Refunding Bonds (Series 2018), (Michigan School Bond Qualification and Loan Program GTD), 5.000%, 5/1/2030	1,297,660
500,000	South Lyon, MI Community School District, School Building and Site UT GO Bonds (Series 2020-I), 4.000%, 11/1/2026	601,670
1,085,000	Southfield, MI Library Building Authority, Refunding LT GO Bonds, 5.000%, 5/1/2026	1,303,758
1,000,000	Southfield, MI, UT GO 2018 Street Improvement Bonds, 4.000%, 5/1/2029	1,193,440
250,000	University of Michigan (The Regents of), General Revenue Bonds (Series 2014A), 5.000%, 4/1/2024	289,393
1,000,000	University of Michigan (The Regents of), General Revenue Bonds (Series 2017A), 5.000%, 4/1/2027	1,289,160
2,000,000	University of Michigan (The Regents of), Revenue Bonds (Series 2018A), 4.000%, 4/1/2033	2,412,160
500,000	Utica, MI Community Schools, School Building & Site & Refunding UT GO Bonds (Series 2015), (Michigan School Bond Qualification and Loan Program GTD), 5.000%, 5/1/2029	595,245
2,000,000	Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2011A-B), 5.000%, 12/1/2021	2,091,680
500,000	West Bloomfield, MI School District, UT GO Public Improvement Bonds, (Assured Guaranty Municipal Corp. INS), 5.000%, 5/1/2029	628,890
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $67,869,081)	73,183,126

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—3.6%
		Michigan—3.6%
$2,600,000		Michigan State Strategic Fund (Henry Ford Museum & Greenfield Village) Daily VRDNs, (Comerica Bank LOC), 0.140%, 12/1/2020	$2,600,000
200,000		Michigan Strategic Fund (Air Products & Chemicals, Inc.), (Series 2007) Daily VRDNs, 0.090%, 12/1/2020	200,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $2,800,000)	2,800,000
		TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $70,669,081)	75,983,126
		OTHER ASSETS AND LIABILITIES - NET—0.8%[2]	584,912
		TOTAL NET ASSETS—100%	$76,568,038
Securities that are subject to the federal alternative minimum tax (AMT) represent 7.4% of the Fund's portfolio as calculated based upon total market value.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2020, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
AMBAC	—American Municipal Bond Assurance Corporation
GO	—General Obligation
GTD	—Guaranteed
INS	—Insured
LOC	—Letter of Credit
LT	—Limited Tax
PRF	—Pre-refunded
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes